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                                  SUPPLEMENT

                            DATED FEBRUARY 15, 1996

                      TO PROSPECTUS DATED JANUARY 2, 1996

                    THE FUTURE DIMENSIONS VARIABLE ANNUITY

THE FOLLOWING TABLE REPLACES THE TABLE OF RATINGS THAT APPEARS ON PAGE 16 OF THE PROSPECTUS. PLEASE RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

                  A.M. BEST                    A+ (SUPERIOR)
                  DUFF & PHELPS                AAA
                  MOODY'S                      Aa2
                  STANDARD & POOR'S            AA
                  WEISS RESEARCH, INC.         A-